LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 D	Dec. 31, 2011 D
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Useful life of the entertainment	10 years
Accounts Receivable [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Long-term receivables, net	$ 3,854
Current accounts receivable	3,453
Allowance for doubtful debts current	3,854
Allowance for doubtful debts non-current	3,931
Casino customers with large gaming losses and established credit history [Member]
Schedule Of Long Term Prepayment Deposits And Other Assets [Line Items]
Long-term receivables, aging of balances, days	90	90
Allowance for doubtful debts	$ 6,641	$ 6,564